Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund - ETF Shares ETF) (Vanguard Intermediate-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Annual Total Return
2013	(3.44%)
2012	7.02%
2011	10.62%
2010	9.55%
2009	6.82%
2008	5.07%